Expense Example, No Redemption - FidelityTacticalBondFund-AMCIZPRO - FidelityTacticalBondFund-AMCIZPRO - Fidelity Tactical Bond Fund	Oct. 30, 2023 USD ($)
Fidelity Advisor Tactical Bond Fund - Class Z
Expense Example, No Redemption:
1 Year	$ 62
3 Years	318
5 Years	619
10 Years	1,476
Fidelity Advisor Tactical Bond Fund - Class A
Expense Example, No Redemption:
1 Year	493
3 Years	811
5 Years	1,175
10 Years	2,200
Fidelity Advisor Tactical Bond Fund - Class C
Expense Example, No Redemption:
1 Year	173
3 Years	668
5 Years	1,218
10 Years	2,516
Fidelity Advisor Tactical Bond Fund - Class M
Expense Example, No Redemption:
1 Year	493
3 Years	821
5 Years	1,198
10 Years	2,256
Fidelity Advisor Tactical Bond Fund - Class I
Expense Example, No Redemption:
1 Year	72
3 Years	332
5 Years	635
10 Years	$ 1,497